Deferred Revenue/Income - Roll forward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income-beginning of year	¥ 2,197,766	¥ 1,061,254	¥ 485,087
Additions	2,483,462	1,934,086	1,013,397
Recognition	1,124,186	795,878	432,069
Effects on foreign exchange adjustment	4,848	(1,696)	(5,161)
Deferred revenue/income-end of year	¥ 3,561,890	¥ 2,197,766	¥ 1,061,254